ORGANIZATION AND BUSINESS BACKGROUND (Details) - Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	$ 25,886		$ 25,209
Non-current assets	233		299
Total assets	26,119		25,508
Current liabilities	23,710		19,533
Total liabilities	23,710		$ 19,533
Revenue	11,641	$ 12,108
Cost of revenue	9,443	10,057
Net profit	1,653	1,712
Net cash used in operating activities	(2,004)	(5,445)
Net cash used in investing activities	0	0
Net cash provided by financing activities	$ 0	$ 0